General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 187	$ 197	$ 191	$ 384	$ 312
Technology costs	244	255	206	499	369
Consulting, legal and audit fees	283	257	240	540	441
Real estate and logistics costs	235	203	190	439	320
Market data services	150	152	126	302	232
Marketing and communication	88	76	70	164	136
Travel and entertainment	78	66	72	145	126
Litigation, regulatory and similar matters	163	196	1,161	359	1,169
Other	2,799	2,676	2,329	5,474	4,466
of which: shared service costs charged by UBS Group AG or its subsidiaries	2,538	2,231	2,097	4,769	4,030
Total general and administrative expenses	$ 4,228	$ 4,077	$ 4,584	8,305	$ 7,570
Swisscard
General And Administrative Expenses [Line Items]
Other				$ 180